Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 173,484	$ 237,014	$ 128,531
Purchases and other direct costs		(122,013)	(166,694)	(110,525)
Inventory write-off		(82)	(112)	(172,303)
Employee benefits expenses		(622,754)	(850,806)	(753,302)
Depreciation and amortization expenses		(20,421)	(27,899)	(49,359)
Operating lease expenses		(52,038)	(71,094)	(61,806)
Other expenses		(1,047,093)	(1,430,534)	(692,421)
Loss from operations		(1,690,917)	(2,310,125)	(1,711,185)
Non-operating income (expense):
Other income, net		74,690	102,042	37,459
Interest expense		(116,734)	(159,482)	(119,716)
Total non-operating expense, net		(42,044)	(57,440)	(82,257)
Loss before tax expense		(1,732,961)	(2,367,565)	(1,793,442)
Income tax (expense) credit		2,745	3,750	(2,902)
Net loss		(1,730,216)	(2,363,815)	(1,796,344)
Other comprehensive loss:
Foreign currency translation, net of income tax		16,166	22,086	11,523
Total comprehensive loss		(1,714,050)	(2,341,729)	(1,784,821)
Net loss attributable to THE GROWHUB LIMITED		(1,726,110)	(2,358,206)	(1,773,066)
Net loss attributable to non-controlling interests		(4,106)	(5,609)	(23,278)
Net loss		(1,730,216)	(2,363,815)	(1,796,344)
Net comprehensive loss attributable to THE GROWHUB LIMITED		(1,709,944)	(2,336,120)	(1,764,336)
Net comprehensive loss attributable to non-controlling interests		(4,106)	(5,609)	(20,485)
Net comprehensive loss		$ (1,714,050)	$ (2,341,729)	$ (1,784,821)
Net loss per share attributable to ordinary shareholders
Basic | (per share)		$ (0.08)	$ (0.11)	$ (0.08)
Diluted | (per share)		$ (0.08)	$ (0.11)	$ (0.08)
Weighted average number of ordinary shares used in computing net income per share
Basic	[1]	21,549,810	21,549,810	21,549,810
Diluted	[1]	21,549,810	21,549,810	21,549,810

[1]	Retroactively presented for the reorganization exercise described in Note 1.